UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: MARCH 31

Date of reporting period: DECEMBER 31, 2004   (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2004

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 93.6%[1]
Federal Home Loan Mortgage Corporation - 48.3%
FHLMC, 4.500%, 04/15/22	$426,227	$32,149
FHLMC, 4.610%, 11/15/18[2]	1,458,118	121,997
FHLMC, 5.000%, 05/01/18 to 01/14/34	9,981,112	10,038,686
FHLMC, 5.500%, 09/01/17 to 01/13/35	57,308,978	58,272,541
FHLMC, 6.000%, 09/01/17 to 01/13/35	9,386,806	9,700,474
FHLMC Gold, 6.500%, 01/01/32	4,300,000	4,510,967
FHLMC, 6.530%, 09/15/16 to 10/15/16[2]	1,350,053	128,830
FHLMC, 6.780%, 06/15/31	210,396	22,419
FHLMC, 7.500%, 01/01/31 to 11/25/36	360,418	386,004
FHLMC IO Strip, 5.000%, 05/15/17	718,991	99,100
FHLMC IO Strip, 6.000%, 05/01/31	28,147	5,181
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	358,678	366,192
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42[2]	956,865	1,014,511
Total Federal Home Loan Mortgage Corporation		84,699,051

Federal National Mortgage Association - 41.1%
FNMA, 4.000%, TBA	1,200,000	1,171,126
FNMA, 4.250%, 07/15/07	3,700,000	3,777,548
FNMA, 4.500%, 03/25/09 to 02/25/22	2,533,947	647,992
FNMA, 4.500%, TBA	2,000,000	1,932,500
FNMA, 5.000%, 09/08/08 to 05/01/34	18,120,119	17,597,684
FNMA, 5.500%, 03/01/17 to 01/14/34	9,430,676	9,696,872
FNMA, 6.000%, 08/01/17	1,035,592	1,085,790
FNMA, 6.000%, TBA	27,800,000	28,778,126
FNMA, 6.500%, 11/01/28 to 07/01/32	1,344,025	1,411,831
FNMA, 6.625%, 11/15/10[7]	600,000	678,067
FNMA, 7.000%, 03/25/24	2,750,000	2,959,543
FNMA, 7.500%, 10/25/42	554,775	595,113
FNMA, 9.000%, 05/25/34	66,210	56,760
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	2,597,967	386,815
FNMA IO Strip, 5.000%, 05/01/34	2,255,655	517,893
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	892,372	172,161
FNMA PO Strip, 0.000%, 06/01/33[5]	775,485	596,666
Total Federal National Mortgage Association		72,062,487

Government National Mortgage Association - 1.2%
GNMA, 4.375%, 06/20/16 to 05/20/21[2]	176,753	179,079
GNMA, 5.375%, 03/20/16[2]	85,600	86,446
GNMA, 5.750%, 08/20/17 to 08/20/18[2]	234,940	237,259
GNMA, 6.500%, 07/15/31 to 04/15/32	1,053,936	1,110,425
GNMA, 6.625%, 11/20/17 to 12/20/17[2]	88,309	89,825
GNMA, 7.500%, 09/15/28 to 11/15/31	376,869	404,951
Total Government National Mortgage Association		2,107,985

U.S. Treasury - 3.0%
USTB, 3.375%, 10/15/09[7]	5,300,000	5,247,827
Total U.S. Government and Agency Obligations
(cost $163,627,615)		164,117,350

Asset-Backed - 8.4%
Banc of America Funding Corp., 4.072%, 12/20/34	1,945,007	1,953,520
Chase Funding Loan Acquisition Trust, 2.24%, 05/25/34	2,690,000	2,689,073
Chase Funding Mortgage Loan Asset-Backed, 1.480%, 01/25/20	964,970	964,982
Chase Funding Mortgage Loan, Floater, 04/25/18	515,365	515,489
Countrywide Asset-Backed Certificates, 1.730%, 11/25/34	1,142,718	1,142,738
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	250,000	268,289
GSAMP Trust, 2.070%, 11/25/33	1,092,191	1,092,211
GSR Mortgage Loan Trust, 3.685%, 05/25/34	1,208,123	1,206,700
Harborview Mortgage Loan Trust, 3.845%, 11/19/34	1,790,065	1,780,191
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,020,000	2,241,005
New Century Home Equity Loan Trust, 1.580%, 04/25/34	851,379	851,394
Total Asset-Backed
(cost $14,770,415)		14,705,592

Preferred Stock - 0.7%[3]
Home Ownership Funding 2, Preferred, 13.338%	1,500	576,375
Home Ownership Funding Corp., Preferred, 13.331%	1,500	576,047
Total Preferred Stock
(cost $1,156,184)		1,152,422

Short-Term Investments - 67.9%
Other Investment Companies - 67.9%[4]
AIM Liquid Assets Portfolio, Institutional Class Shares, 2.14%	25,094,969	25,094,969
Bank of New York Institutional Cash Reserves Fund, 2.35%[8]	6,088,398	6,088,398
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 2.12%	87,920,434	87,920,434
Total Other Investment Companies		119,103,801

Government Agency Discount Notes - 0.0%#
FNMA, 0.000%, 08/19/055[6]	50,000	49,142
Total Short-Term Investments
(cost $119,153,097)		119,152,943

Total Investments - 170.6%
(cost $298,707,311)
		$299,128,307

Other Assets, less Liabilities - (70.6)%		(123,829,242)
Net Assets - 100.0%		$175,299,065

Managers Short Duration Government Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2004

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 114.2%[1]
Federal Home Association/Veteran's Association - 2.9%
FHA/VA, 3.000%, 10/20/31[2]	$4,128,459	$4,166,495
FHA/VA, 4.625%, 10/20/25[2]	888,196	907,125
FHA/VA, 5.625%, 12/20/26[2]	385,282	394,018
FHA/VA, 5.750%, 08/20/23[2]	244,731	247,033
FHA/VA, 6.625%, 10/20/17 to 12/20/25	564,581	577,175
Total Federal Home Association/Veteran's Association		6,291,846

Federal Home Loan Mortgage Corporation - 18.4%
FHLMC, 1.876%, 03/15/08	4,337,800	4,275,285
FHLMC, 2.889%, 07/01/34[2]	2,821,945	2,780,396
FHLMC, 3.079%, 05/01/34[2]	1,569,673	1,556,685
FHLMC, 5.000%, 06/01/09 to 01/20/19	16,790,563	17,051,203
FHLMC, 5.500%, 11/01/17 to 09/01/10	5,193,352	5,367,641
FHLMC, 6.000%, 09/01/17	386,806	405,165
FHLMC, 7.500%, 04/01/15	1,459,261	1,547,759
FHLMC Gold, 6.000%, 09/01/17	1,762,964	1,846,640
FHLMC Gold, 6.500%, 01/01/32	3,400,000	3,566,811
FHLMC Gold, 7.500%, 04/01/15 to 04/01/29	603,306	642,366
FHLMC Gold, 8.500%, 05/01/25 to 12/01/25	173,849	191,173
FHLMC IO Strip, 7.500%, 10/01/27	147,956	30,747
FHLMC IO Strip, 8.000%, 06/01/31	39,802	7,960
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	382,599	410,849
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42	683,475	724,651
Total Federal Home Loan Mortgage Corporation		40,405,331

Federal National Mortgage Association - 72.9%
FNMA, 1.240%, 10/25/33	5,703,426	5,698,231
FNMA, 1.510%, 05/25/42	5,945,435	5,949,747
FNMA, 2.280%, 08/25/32[2]	177,061	177,034
FNMA, 2.290%, 09/26/33[2]	253,938	254,024
FNMA, 2.570%, 12/25/42	6,862,412	6,835,157
FNMA, 2.580%, 06/25/35	10,000,000	9,998,438
FNMA, 2.680%, 07/25/44	10,000,000	10,003,125
FNMA, 2.910%, 11/25/33	10,000,000	9,966,251
FNMA, 3.479%, 09/01/33[2]	2,569,986	2,595,957
FNMA, 4.000%, TBA	5,700,000	5,562,847
FNMA, 4.280%, 03/25/33	3,480,000	3,499,897
FNMA, 4.500%, 01/20/19	12,000,000	11,958,744
FNMA, 5.000%, 07/01/18 to 01/19/20	24,793,121	25,186,644
FNMA, 5.250%, 04/15/07	60,000	62,516
FNMA, 5.500%, 11/01/18 to 12/01/18	4,767,654	4,931,141
FNMA, 5.700%, 07/01/09	960,452	1,000,246
FNMA, 5.730%, 11/01/08	277,442	292,089
FNMA, 5.900%, 12/01/08	930,267	985,093
FNMA, 5.920%, 01/01/09	924,125	979,628
FNMA, 6.000%, 03/01/17 to 10/25/27	2,156,011	2,242,298
FNMA, 6.000%, TBA	800,000	838,000
FNMA, 6.010%, 12/01/08	4,520,536	4,795,137
FNMA, 6.040%, 10/01/08	1,214,643	1,286,939
FNMA, 6.220%, 07/01/08	212,096	225,319
FNMA, 6.230%, 07/01/08 to 09/01/08	2,968,562	3,159,431
FNMA, 6.265%, 06/01/08	91,937	97,669
FNMA, 6.305%, 02/01/08	22,826	24,076
FNMA, 6.310%, 07/01/08	290,237	309,064
FNMA, 6.419%, 06/01/08	445,033	474,655
FNMA, 6.473%, 10/25/31	718,397	720,527
FNMA, 6.500%, 01/01/08 to 04/01/17	2,208,939	2,342,886
FNMA, 6.510%, 01/01/08	151,535	160,813
FNMA, 6.590%, 12/01/07	341,483	362,448
FNMA, 6.620%, 11/01/07 to 01/01/08	1,898,800	2,014,093
FNMA, 6.725%, 10/01/07	182,960	194,120
FNMA, 6.740%, 06/01/09	940,527	980,610
FNMA, 6.750%, 08/01/07	1,827,957	1,933,585
FNMA, 6.825%, 09/01/07	2,394,559	2,541,291
FNMA, 7.016%, 08/25/31	2,303,715	2,317,712
FNMA, 7.105%, 08/01/05	2,898,380	2,912,119
FNMA, 7.500%, 11/18/14 to 12/25/42	8,786,875	9,038,240
FNMA Grantor Trust, 1.230%, 05/25/32	2,268,727	2,271,966
FNMA Grantor Trust, 1.250%, 03/25/33	3,316,065	3,316,760
FNMA Grantor Trust, 1.99%, 01/25/35	9,630,316	9,633,325
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	319,249	64,370
FNMA IO, 9.000%, 12/15/16	131,743	27,275
Total Federal National Mortgage Association		160,221,537

Government National Mortgage Association - 19.4%
GNMA, 3.000%, 07/20/31 to 08/20/33	11,395,460	11,513,271
GNMA, 3.500%, 01/20/32 to 10/20/34	22,010,707	22,220,821
GNMA, 4.250%, 01/20/28[2]	321,778	324,289
GNMA, 4.375%, 03/20/21[2]	139,223	140,963
GNMA, 5.375%, 03/20/23 to 04/20/26	783,557	796,713
GNMA, 5.750%, 08/20/21[2]	227,986	230,577
GNMA, 6.000%, 07/20/28	871,415	882,892
GNMA, 6.375%, 06/20/22 to 05/20/27[2]	3,830,933	3,895,062
GNMA, 6.500%, 09/15/29 to 02/15/32	376,587	396,833
GNMA, 6.625%, 11/20/17 to 11/20/27	1,584,337	1,616,771
GNMA, 6.750%, 07/20/18 to 08/20/26[2]	591,271	599,165
GNMA, 9.500%, 07/15/09 to 12/15/17	58,731	65,620
Total Government National Mortgage Association		42,682,977

U.S. Treasury - 0.6%
USTN, 2.625%, 05/15/08	1,260,000	1,231,847

Total U.S. Government and Agency Obligations (cost $250,571,331)		250,833,538

Asset-Backed - 25.2%
Asset Securitization Corp., 7.040%, 11/13/29	2,959,899	3,129,442
Bank of America-First Union, Series 2001-3, Class XC, 0.866%, 04/11/37[3]	5,681,621	295,569
Chase Commercial Mortgage Securities Corp., 0.697%, 05/18/30	4,804,798	108,921
Countrywide Asset-Backed Certificates, 1.790%, 11/25/34	2,250,000	2,250,038
Countrywide Home Loans, 2.920%, 02/25/35	6,500,000	6,500,000
CS First Boston Mortgage Sec. Corp., Series 1998-C1, Class AX, 1.249%, 05/17/40[3]	3,678,437	152,402
CS First Boston Mortgage, 0.943%, 12/15/35[3]	1,816,203	84,336
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	1,610,000	1,727,784
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	525,000	580,986
GMAC, 6.957%, 09/15/35	1,570,000	1,774,732
GMAC, 7.724%, 03/15/33	7,341,000	8,398,499
GMAC, Series 1999-C1, Class X, 0.839%, 05/15/33	11,126,019	273,350
GMAC, Series 2000-C2, Class A2, 7.455%, 08/16/33	1,130,000	1,298,123
Harborview Mortgage Loan Trust, 2.540%, 11/19/34	9,096,380	9,118,096
JP Morgan Commercial Mortgage Finance Corp., 8.033%, 04/25/28	1,000,000	1,044,486
LB Commercial Conduit Mortgage Trust, 5.870%, 10/15/35	2,422,061	2,460,019
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,760,000	3,061,967
Morgan Stanley Capital, Inc. 6.760%, 03/15/32	3,006,060	3,168,147
PNC Mortgage Acceptance, 7.300%, 10/12/33	4,000,000	4,560,857
Salomon Brothers Mortgage, 7.455%, 07/18/33	340,000	382,503
Structured Asset Investment Loan Trust, 2.721%, 12/25/34	5,000,000	4,991,181
Total Asset-Backed Security (cost $56,054,176)		55,361,438

Preferred Stock - 1.3%[3]
Home Ownership Funding Corp., Preferred, 13.331% (cost $3,282,609)	7,300	2,803,426

Short-Term Investments - 1.5%
Other Investment Companies - 1.0%[4]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.19%	2,171,352	2,171,352

U.S. Government Agency Discount Notes - 0.5%[5,6]
FHLMC, 0.000%, 02/08/05	125,000	124,714
FNMA, 0.000%, 04/01/05 to 10/14/05	1,000,000	986,633
FNMA Discount Note, 0.000%, 07/22/05	40,000	39,411
Total U.S. Government Agency Discount Notes		1,150,758

Total Short-Term Investments (cost $3,324,461)		3,322,110

Total Investments - 142.2% (cost $313,232,577)		312,320,512

Other Assets, less Liabilities - (42.2)%		(92,683,687)
Net Assets - 100.0%		$219,636,825

Managers Total Return Bond Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2004

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 33.7%[1]
Federal Farm Credit Bank - 2.1%
FFCB, 5.750%, 01/18/11	$275,000	$298,933
FFCB, 6.000%, 03/07/11	250,000	274,826
Total Federal Farm Credit Bank		573,759

Federal Home Loan Bank - 1.1%
FHLB, 6.625%, 11/15/10	250,000	281,834

Federal Home Loan Mortgage Company - 5.3%
FHLMC, 4.000%, 05/15/19	250,000	250,325
FHLMC, 4.500%, 01/15/13 to 05/01/19[7]	337,540	337,728
FHLMC, 5.500%, 06/01/14 to 08/01/29	506,677	520,236
FHLMC, 6.000%, 12/01/32 to 01/01/33	310,762	321,632
Total Federal Home Loan Mortgage Company		1,429,921

Federal National Mortgage Association - 10.9%
FNMA, 4.500%, 05/01/13	174,710	177,741
FNMA, 5.000%, 10/01/17 to 01/01/18	548,291	557,751
FNMA, 5.500%, 02/01/13 to 11/01/34	1,163,003	1,178,392
FNMA, 6.000%, 09/01/31 to 02/01/33	368,230	381,064
FNMA, 6.250%, 01/25/08 to 07/01/24	285,535	300,208
FNMA, 6.500%, 08/01/32	50,229	52,722
FNMA, 7.000%, 07/01/32	255,249	270,541
Total Federal National Mortgage Association		2,918,419

U.S. Treasury Bonds - 12.5%
USTB, 6.250%, 08/15/23[7]	1,650,000	1,931,724
USTB, 4.250%, 08/15/13[7]	1,405,000	1,416,087
Total U.S. Treasury Bonds		3,347,811

U.S. Treasury Notes - 1.8%
USTN, 2.250%, 02/15/07[7]	500,000	491,524

Total U.S. Government and Agency Obligations (cost $8,939,042)		9,043,268

Corporate Bonds - 57.8%
Asset-Backed Securities - 24.0%
Bank of America Commercial Mortgage, Inc., 2.764, 01/10/09	181,657	177,485
Bank One Issuance Trust, 3.450, 10/17/11	200,000	196,880
Bear Stearns Commercial Mortgage Securities Inc., 5.286%, 06/11/41	250,000	260,405
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP4,
Class A1, 5.060%, 11/15/16	220,293	226,876
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1,
Class A1, 3.970%, 11/11/35	224,650	224,345
California Infrastructure , Series 1997-1, Class A8, 6.480%, 12/26/09	250,000	267,030
Capital One Master Trust, 6.310%, 06/15/11	250,000	269,514
CIT Equipment Collateral, 3.500%, 09/20/08	200,000	198,575
Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6, 5.650%, 06/16/08	250,000	258,347
CNH Equipment Trust, 2.570%, 09/15/09	200,000	195,653
College & University Facility Loan Trust, Series 2, Class D, 4.000%, 06/01/18	109,656	106,622
Commercial Mortgage Pass-Through Certificates, 3.600%, 03/10/39	250,000	246,222
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	154,839	154,879
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A1, 3.006%, 03/15/36	123,834	121,797
CSFB Mortgage Securities Corp., 3.516%, 01/15/37	230,000	226,474
Equity One ABS, Inc., Series 2004-3, Class AF2, 3.800%, 07/25/34	250,000	248,974
Franklin Auto Trust, Series 2003-1, Class A4, 2.270%, 05/20/11	250,000	245,041
GE Capital Commercial Mortgage Corp., 4.433%, 07/10/39	275,000	278,480
Hyundai Auto Receivables Trust, Series 2004-A, Class A4, 3.540%, 08/15/11	300,000	298,021
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.478%, 07/20/27	150,000	147,636
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2, Class A1, 4.090%, 12/15/35	105,752	106,500
National City Auto Receivables Trust, Series 2004-A, Class A4, 2.880%, 05/15/11	275,000	270,050
Oncor Electric Delivery Transition Bond, Co., 4.950%, 02/15/15	200,000	206,402
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.520%, 12/31/10	200,000	222,212
PP&L Transition Bond Co., LLC, Series1999-1, Class A7, 7.050%, 06/25/09	300,000	319,182
Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480%, 05/01/15	250,000	278,201
Wachovia Bank Commercial Mortgage Trust, 4.043%, 11/15/34	220,939	220,558
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A1, 2.986%, 06/15/35	234,232	222,819
WFS Financial Owner Trust, Series 2004-3, Class A4, 3.930%, 02/17/12	250,000	250,802
Total Asset-Backed Securities		6,445,982

Finance - 28.0%
AMBAC Financial Group, 9.375%, 08/01/11	500,000	633,467
Associates Corp., NA, 8.550%, 07/15/09	350,000	412,858
Associates Corp., Series B, 7.950%, 02/15/10	150,000	174,820
Bank of America, 7.800%, 02/15/10	300,000	348,870
Deutsche Bank Financial, Inc., 7.500%, 04/25/09	415,000	471,293
Fifth Third Bancorp., 3.375%, 08/15/08	200,000	197,314
General Electric Capital Corp., 8.300%, 09/20/09	150,000	175,264
General Electric Capital Corp., 8.625%, 06/15/08	275,000	316,111
General Electric Capital Corp., 8.700%, 03/01/07	200,000	220,948
General Electric Capital Corp., 8.850%, 03/01/07	250,000	276,736
General Motors Acceptance Corp., 6.750%, 01/15/06	130,000	133,364
HSBC Bank PLC, 6.950%, 03/15/11	300,000	345,312
Hudson United Bank, 3.500%, 05/13/08	100,000	98,413
Inter-American Development Bank, 12.250%, 12/15/08	210,000	274,667
Inter-American Development Bank, 8.400%, 09/01/09	100,000	118,491
Inter-American Development Bank, 8.875%, 06/01/09	160,000	191,718
KfW International Finance Inc., 8.000%, 02/15/10	270,000	317,035
Lehman Brothers Holdings, 7.875%, 08/15/10	400,000	469,498
Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5, 7.030%, 03/15/12	200,000	223,378
Morgan Stanley Co., 3.875%, 01/15/09	250,000	248,610
National City Bank, 2.700%, 08/24/09	227,273	221,218
National Westminister Bank PLC, 7.375%, 10/01/09	455,000	517,988
Norwest, 6.750%, 10/01/06	150,000	159,071
Svenska Handlesbanken, 8.125%, 08/15/07	150,000	166,264
Swiss Bank Corp. - New York, 7.250%, 09/01/06	200,000	212,527
Swiss Bank Corp. - New York, 6.750%, 07/15/05	150,000	153,063
Toyota Motor Credit, 5.500, 12/15/08	200,000	211,859
US Central Credit Union, 2.750%, 05/30/08	250,000	241,973
Total Finance		7,532,130

Industrials - 5.8%
Colgate-Palmolive Co., 5.980%, 04/25/12	400,000	439,411
ConocoPhillips, 8.750%, 05/10/10	350,000	427,131
Hershey Foods Corp., 6.950%, 08/15/12	350,000	406,383
Unilever Capital Corp., 7.125%, 11/01/10[7]	250,000	287,555
Total Industrials		1,560,480

Total Corporate Bonds (cost $15,584,525)		15,538,592

Foreign Government and Agency Obligations - 4.6%
International Bank for Reconstruction & Development, 9.250%, 07/15/17	150,000	212,892
New Zealand Government, 10.625%, 11/15/05	125,000	133,087
Ontario Province, 5.125%, 07/17/12	100,000	104,494
Quebec Province, 5.750%, 02/15/09	200,000	214,257
Republic of Finland, 6.950%, 02/15/26	100,000	121,182
Saskatchewan Province, 7.125%, 03/15/08	150,000	164,783
Sweden Kingdom (Yankee), 11.125%, 06/01/15	55,000	81,115
Sweden Kingdom, Series A, 0.000%, 04/01/09[5]	250,000	210,347
Total Foreign Government and Agency Obligations (cost $1,243,714)		1,242,157

Other Investment Companies - 18.9%[4]
Bank of New York Institutional Cash Reserves Fund, 2.35%[8]	4,365,285	4,365,285
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.12%	705,294	705,294
Total Other Investment Companies (cost $5,070,579)		5,070,579

Total Investments - 115.0% (cost $30,837,860)		30,894,596

Other Assets, less Liabilities - (15.0)%		(4,018,653)
Net Assets - 100.0%		$26,875,943

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At December 31, 2004 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$313,232,577	$1,078,858	($ 1,990,923)	($ 912,065)
Intermediate Duration	298,707,311	773,995	(352,999)	420,996
Total Return Bond	30,837,860	219,179	(162,443)	56,736

[1]	Mortgage-backed obligations and other asset-backed securities are subject to unscheduled principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

[2]	Adjustable-rate mortgages with coupon rates that adjust periodically. The interest rate shown was the rate in effect at December 31, 2004.

[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2004 such securities represented 1.5% of net assets for Short Duration and 0.7% of net assets for Intermediate Duration.

[4]	Yield shown for this investment company represents the December 31, 2004 seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[5]	Zero-coupon security.

[6]	Security is held as collateral by J.P. Morgan Futures, Inc. for open futures transactions.

[7]	Some or all of these shares were out on loan to various brokers as of December 31, 2004, amounting to $5,969,237, and $4,298,530 representing 3.4% and 16.0% of net assets for Intermediate Duration and Total Return Bond, respectively.

[8]	Collateral received from brokers for securities lending was invested in these short-term investments.

#	Rounds to less than 0.1%.

Security Ratings (unaudited)

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody's Ratings	Gov't/AAA	AA	A	BBB	BB	NR
Short Duration	99.1%	0.0%	0.0%	0.9%	0.0%	0.0%
Intermediate Duration	99.7	0.0	0.0	0.3	0.0	0.0
Total Return Bond	75.5	10.8	12.0	0.9	0.0	0.9

Investments Abbreviations:

DLJ: Donaldson, Lufkin & Jenrette Securities Corp
FFCB: Federal Farms Credit Bank
FHA/VA: Federal Home Association/Veteran’s Association.
FHLB: Federal Home Loan Bank
FHLMC: Federal Home Loan Mortgage Corp.
FNMA: Federal National Mortgage Assoc.
GMAC: General Motors Acceptance Corporation
GNMA: Government National Mortgage Association
IO: Interest Only
PO: Principal Only
USTB: U.S. Treasury Bond
USTN: U.S. Treasury Note

(1)     Reverse Repurchase Agreements (Short Duration and Intermediate Duration)
A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse Repurchase agreements outstanding as of December 31, 2004 were as follows:

Fund	Principal Amount	Security	Current Liability
Short Duration	$20,174,000	Morgan Stanley, 2.35% due 01/19/05	$20,194,450
	23,550,000	Morgan Stanley, 2.35% due 01/24/05	23,552,952

		Total	$43,747,402

(2)     TBA Sale Commitments (Short Duration & Intermediate Duration)
Each Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA sale commitments outstanding at December 31, 2004 were as follows:

Fund	Principal Amount	Security	Current Liability
Short Duration	$5,700,000	FNMA, 4.000%	$5,562,847
	800,000	FNMA, 6.000%	838,000

		Total	$ 6,400,847

Fund	Principal Amount	Security	Current Liability
Intermediate Duration	$1,200,000	FNMA, 4.000%	$1,171,126
	2,000,000	FNMA, 4.500%	1,932,500
	27,800,000	FNMA, 6.000%	28,778,126

		Total	$ 31,881,752

(3) Futures Contracts Held or Issued for Purposes other than Trading

(Short Duration & Intermediate Duration)

Each of the Funds may use interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund’s net asset values relative to each Fund’s targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Short Duration had the following open futures contracts as of December 31, 2004:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. TN	80	Short	April 2005	$25,990
5-Year U.S. TN	120	Long	March 2005	12,093
10-Year U.S. TN	115	Long	March 2005	128,278
20-Year U.S. TB	10	Long	March 2005	29,632
10-Year Interest Swap	231	Short	March 2005	(65,649)
3-Month Eurodollar	5	Long	March 2011 - December 2011	25,995
3-Month Eurodollar	1,352	Short	March 2005 - December 2008	(1,010,330)

			Total	$(853,991)

Intermediate Duration had the following open futures contracts as of December 31, 2004:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. TN	1	Long	April 2005	$(441)
5-Year U.S. TN	64	Long	March 2005	19,420
3-Month Eurodollar	19	Long	September 2007 -June 2009	41,907
3-Month Eurodollar	34	Short	March 2005 - December 2007	(22,259)

			Total	$38,627

Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Fund’s ability to close futures positions at times when the Fund’s portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

(4) Assets Pledged to Cover Margin Requirements for Open Futures Positions

(Short Duration & Intermediate Duration)

The aggregate market value of assets pledged to cover margin requirements for the open futures positions at December 31, 2004 was:

Fund	Assets Pledged
Short Duration	$1,150,758
Intermediate Duration	49,142

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: February 28, 2005

By: /s/ Galan G. Daukas
Galan G. Daukas, Chief Financial Officer

Date: February 28, 2005